Pioneer Intrinsic Value Fund
Schedule of Investments  |  December 31, 2022

A: PISVX	C: PVCCX	Y: PISYX

Schedule of Investments  |  12/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 101.8%
	Common Stocks — 98.5% of Net Assets
	Air Freight & Logistics — 2.3%
192	FedEx Corp.	$ 33,254
	Total Air Freight & Logistics	$33,254
	Auto Components — 1.3%
145	Lear Corp.	$ 17,983
	Total Auto Components	$17,983
	Banks — 14.6%
1,353	Bank of America Corp.	$ 44,811
365	Citigroup, Inc.	16,509
483	Citizens Financial Group, Inc.	19,016
304	JPMorgan Chase & Co.	40,766
116	M&T Bank Corp.	16,827
136	PNC Financial Services Group, Inc.	21,480
1,175	Wells Fargo & Co.	48,516
	Total Banks	$207,925
	Biotechnology — 2.7%
234	AbbVie, Inc.	$ 37,817
	Total Biotechnology	$37,817
	Capital Markets — 5.4%
512	Charles Schwab Corp.	$ 42,629
432	State Street Corp.	33,510
	Total Capital Markets	$76,139
	Chemicals — 1.2%
383	Mosaic Co.	$ 16,802
	Total Chemicals	$16,802
	Communications Equipment — 2.7%
821	Cisco Systems, Inc.	$ 39,112
	Total Communications Equipment	$39,112
	Consumer Finance — 1.8%
260	Discover Financial Services	$ 25,436
	Total Consumer Finance	$25,436
	Containers & Packaging — 1.5%
419	Sealed Air Corp.	$ 20,900
	Total Containers & Packaging	$20,900
	Electric Utilities — 2.4%
363	American Electric Power Co., Inc.	$ 34,467
	Total Electric Utilities	$34,467
1Pioneer Intrinsic Value Fund |  | 12/31/22

Shares		Value
	Energy Equipment & Services — 1.3%
469	Halliburton Co.	$ 18,455
	Total Energy Equipment & Services	$18,455
	Health Care Providers & Services — 9.9%
322	Cardinal Health, Inc.	$ 24,752
297	CVS Health Corp.	27,677
116	Elevance Health, Inc.	59,505
118	HCA Healthcare, Inc.	28,315
	Total Health Care Providers & Services	$140,249
	Household Durables — 1.4%
213	Lennar Corp., Class A	$ 19,277
	Total Household Durables	$19,277
	Insurance — 5.5%
506	Aflac, Inc.	$ 36,401
188	Chubb, Ltd.	41,473
	Total Insurance	$77,874
	Internet & Direct Marketing Retail — 1.2%
396	eBay, Inc.	$ 16,422
	Total Internet & Direct Marketing Retail	$16,422
	IT Services — 2.5%
248	International Business Machines Corp.	$ 34,941
	Total IT Services	$34,941
	Machinery — 2.9%
75	Deere & Co.	$ 32,157
114	Stanley Black & Decker, Inc.	8,564
	Total Machinery	$40,721
	Media — 3.0%
1,203	Comcast Corp., Class A	$ 42,069
	Total Media	$42,069
	Metals & Mining — 2.8%
445	Freeport-McMoRan, Inc.	$ 16,910
115	Reliance Steel & Aluminum Co.	23,281
	Total Metals & Mining	$40,191
	Oil, Gas & Consumable Fuels — 13.6%
747	EQT Corp.	$ 25,271
731	Exxon Mobil Corp.	80,629
153	Pioneer Natural Resources Co.	34,944
Pioneer Intrinsic Value Fund |  | 12/31/222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
536	Shell Plc (A.D.R.)	$ 30,525
166	Valero Energy Corp.	21,059
	Total Oil, Gas & Consumable Fuels	$192,428
	Pharmaceuticals — 5.8%
630	Organon & Co.	$ 17,596
1,266	Pfizer, Inc.	64,870
	Total Pharmaceuticals	$82,466
	Semiconductors & Semiconductor Equipment — 2.5%
676	Intel Corp.	$ 17,867
367	Micron Technology, Inc.	18,342
	Total Semiconductors & Semiconductor Equipment	$36,209
	Software — 2.7%
470	Oracle Corp.	$ 38,418
	Total Software	$38,418
	Specialty Retail — 2.1%
12(a)	AutoZone, Inc.	$ 29,594
	Total Specialty Retail	$29,594
	Technology Hardware, Storage & Peripherals — 2.2%
2,004	Hewlett Packard Enterprise Co.	$ 31,984
	Total Technology Hardware, Storage & Peripherals	$31,984
	Trading Companies & Distributors — 3.2%
789(a)	AerCap Holdings NV	$ 46,014
	Total Trading Companies & Distributors	$46,014
	Total Common Stocks (Cost $1,371,294)	$1,397,147

	SHORT TERM INVESTMENTS — 3.3% of Net Assets
	Open-End Fund — 3.3%
47,459(b)	Dreyfus Government Cash Management, Institutional Shares, 4.19%	$ 47,459
		$47,459
	TOTAL SHORT TERM INVESTMENTS (Cost $47,459)	$47,459
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.8% (Cost $1,418,753)	$1,444,606
	OTHER ASSETS AND LIABILITIES — (1.8)%	$(25,878)
	net assets — 100.0%	$1,418,728

3Pioneer Intrinsic Value Fund |  | 12/31/22

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,397,147	$—	$—	$1,397,147
Open-End Fund	47,459	—	—	47,459
Total Investments in Securities	$1,444,606	$—	$—	$1,444,606
During the period ended December 31, 2022, there were no transfers in or out of Level 3.
Pioneer Intrinsic Value Fund |  | 12/31/224